DELAWARE GROUP® GOVERNMENT FUND
Delaware Emerging Markets Debt Fund

Supplement to the Statement of Additional Information dated November 28, 2016

DELAWARE GROUP® INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

Supplement to the Statement of Additional Information dated November 28, 2016

DELAWARE GROUP® TAX FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

Supplement to the Statement of Additional Information dated December 29, 2016

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

Supplement to the Statement of Additional Information dated December 29, 2016

DELAWARE GROUP® GOVERNMENT FUND
Delaware Strategic Income Fund

Supplement to the Statement of Additional Information dated January 31, 2017

DELAWARE GROUP® INCOME FUNDS
Delaware Floating Rate Fund

Supplement to the Statement of Additional Information dated January 31, 2017

DELAWARE GROUP® ADVISER FUNDS
Delaware Diversified Income Fund
Delaware U.S. Growth Fund
Delaware Global Real Estate Opportunities Fund

Supplement to the Statement of Additional Information dated February 28, 2017

(each a "Fund" and collectively, the "Funds")

Effective immediately, the following replaces the first paragraph in each Fund's Statement of Additional Information section entitled "Purchasing Shares – Dealer's Commission":

For initial purchases of Class A shares of $1 million or more, a dealer's commission may be paid by the Distributor to financial intermediaries through whom such purchases are effected.

Please keep this Supplement for future reference.

This Supplement is dated August 22, 2017.